Provision for Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes
The components of income (loss) before income taxes were as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
United States	$(43,403)	$(129,864)	$(7,702)
Foreign	60,242	82,340	69,065
Income (loss) before income taxes	$16,839	$(47,524)	$61,363

Schedule of Provision for Income Taxes
The provision for income taxes consisted of the following (in thousands):

	Years Ended December 31,
	2017	2016	2015
Current tax provision (benefit):
U.S. federal	$—	$(131)	$383
State	250	(792)	1,201
Foreign	25,638	54,075	63,692
Total current	25,888	53,152	65,276
Deferred tax provision (benefit):
U.S. federal	(5,102)	62,672	(29,962)
State	(15)	2,306	(484)
Foreign	1,924	6,112	4,608
Total deferred	(3,193)	71,090	(25,838)
Provision for income taxes	$22,695	$124,242	$39,438

Schedule of Reasons for the Difference Between Effective Tax Rates and U.S. Statutory Rate
The reasons for the differences between these effective tax rates and the U.S. statutory rate are as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Income taxes at U.S. federal statutory rate of 35%	$5,894	$(16,633)	$21,477
State income taxes net of federal tax benefit	361	(1,841)	466
Foreign tax rate differential	44,868	29,428	38,984
Foreign tax credits	(11,224)	(9,492)	(17,398)
Research and development credits	—	(1,024)	(24,938)
Unrecognized tax benefits	3,332	3,629	6,001
Change in valuation allowances	(48,059)	124,850	19,950
Proceeds from sale of joint venture assets	—	(3,641)	(5,315)
Capital contributions or distributions related to Spin-off	(1,084)	(2,887)	(77)
Change in U.S. deferred taxes related to Tax Reform Act	15,518	—	—
Transition Tax	10,060	—	—
Other	3,029	1,853	288
Provision for income taxes	$22,695	$124,242	$39,438

Schedule of Tax Effects of Temporary Differences
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities are as follows (in thousands):

	December 31,
	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$86,060	$151,393
Foreign tax credit carryforwards	92,734	81,510
Research and development credit carryforwards	31,251	31,251
Alternative minimum tax credit carryforwards	5,575	5,055
Deferred revenue	32,496	34,373
Other	47,496	49,717
Subtotal	295,612	353,299
Valuation allowances	(222,049)	(276,230)
Total deferred tax assets	73,563	77,069
Deferred tax liabilities:
Property, plant and equipment	(47,954)	(67,139)
Other	(24,805)	(15,615)
Total deferred tax liabilities	(72,759)	(82,754)
Net deferred tax assets (liabilities)	$804	$(5,685)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits (including discontinued operations) is shown below (in thousands):

	Years Ended December 31,
	2017	2016	2015
Beginning balance	$18,237	$14,943	$8,356
Additions based on tax positions related to prior years	2,034	3,140	6,448
Additions based on tax positions related to current year	1,686	256	261
Reductions based on settlement with government authority	(241)	—	—
Reductions based on lapse of statute of limitations	(378)	(102)	(122)
Reductions based on tax positions related to prior years	(790)	—	—
Ending balance	$20,548	$18,237	$14,943